Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies	Note 15—Commitments and contingencies

Contingencies—Regulatory, Compliance and Legal

Regulatory

In April 2014, the European Commission announced its decision regarding its investigation of anticompetitive practices in the cables industry and granted the Company full immunity from fines under its leniency program.

In February 2019, the Brazilian Antitrust Authority (CADE) announced its decision regarding its investigation of anticompetitive practices in certain power businesses of the Company, including flexible alternating current transmission systems (FACTS) and power transformers, and granted the Company full immunity from fines under its leniency program.

As a result of an internal investigation, the Company self-reported to the Securities and Exchange Commission (SEC) and the Department of Justice (DoJ) in the United States as well as to the Serious Fraud Office (SFO) in the United Kingdom concerning certain of its past dealings with Unaoil and its subsidiaries, including alleged improper payments made by these entities to third parties. The SFO has commenced an investigation into this matter. The Company is cooperating fully with the authorities. At this time, it is not possible for the Company to make an informed judgment about the outcome of these matters.

Based on findings during an internal investigation, the Company self-reported to the SEC and the DoJ, to various authorities in South Africa and other countries as well as to certain multilateral financial institutions potential suspect payments and other compliance concerns in connection with some of the Company’s dealings with Eskom and related persons. Many of those parties have expressed an interest in, or commenced an investigation into, these matters and the Company is cooperating fully with them. Although the Company believes that there may be an unfavorable outcome in one or more of these compliance-related matters, at this time it is not possible for the Company to make an informed judgment about the possible financial impact.

General

The Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties with regard to certain actual or alleged anticompetitive practices. Also, the Company is subject to other claims and legal proceedings, as well as investigations carried out by various law enforcement authorities. With respect to the above-mentioned claims, regulatory matters, and any related proceedings, the Company will bear the related costs, including costs necessary to resolve them.

Liabilities recognized

At December 31, 2019 and 2018, the Company had aggregate liabilities of $157 million and $221 million, respectively, included in “Other provisions” and “Other non‑current liabilities”, for the above regulatory, compliance and legal contingencies, and none of the individual liabilities recognized was significant. As it is not possible to make an informed judgment on, or reasonably predict, the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

The following table provides quantitative data regarding the Company’s third‑party guarantees. The maximum potential payments represent a “worst‑case scenario”, and do not reflect management’s expected outcomes.

	December 31,
	2019	2018
	Maximum potential
($ in millions)	payments(1)
Performance guarantees	1,860	1,584
Financial guarantees	10	10
Indemnification guarantees	64	64
Total	1,934	1,658
(1) Maximum potential payments include amounts in both continuing and discontinued operations

The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company’s best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations. In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2019 and 2018, were not significant.

The Company is party to various guarantees providing financial or performance assurances to certain third parties. These guarantees, which have various maturities up to 2027, mainly consist of performance guarantees whereby (i) the Company guarantees the performance of a third party’s product or service according to the terms of a contract and (ii) as member of a consortium/joint venture that includes third parties, the Company guarantees not only its own performance but also the work of third parties. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. The original maturity dates for the majority of these performance guarantees range from one to eight years.

In conjunction with the divestment of the high‑voltage cable and cables accessories businesses, the Company has entered into various performance guarantees with other parties with respect to certain liabilities of the divested business. At December 31, 2019 and 2018, the maximum potential payable under these guarantees amounts to $898 million and $771 million, respectively, and these guarantees have various maturities ranging from one to ten years.

Commercial commitments

In addition, in the normal course of bidding for and executing certain projects, the Company has entered into standby letters of credit, bid/performance bonds and surety bonds (collectively “performance bonds”) with various financial institutions. Customers can draw on such performance bonds in the event that the Company does not fulfill its contractual obligations. The Company would then have an obligation to reimburse the financial institution for amounts paid under the performance bonds. At December 31, 2019 and 2018, the total outstanding performance bonds aggregated to $6.8 billion and $7.4 billion, respectively, of which $3.7 billion and $4.3 billion, respectively, relate to discontinued operations. There have been no significant amounts reimbursed to financial institutions under these types of arrangements in 2019, 2018 and 2017.

Product and order‑related contingencies

The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

The reconciliation of the “Provisions for warranties”, including guarantees of product performance, was as follows:

($ in millions)	2019	2018	2017
Balance at January 1,	948	909	815
Net change in warranties due to acquisitions, divestments and
liabilities held for sale(1)	(88)	41	30
Claims paid in cash or in kind	(310)	(307)	(243)
Net increase in provision for changes in
estimates, warranties issued and warranties expired	276	341	234
Exchange rate differences	(10)	(36)	73
Balance at December 31,	816	948	909

(1) Includes adjustments to the initial purchase price allocation recorded during the measurement period.

a

During 2018, the Company recorded changes in the estimated amount for a product warranty relating to a divested business which is included within Corporate and Other. The relevant product had an unexpected level of product failure which requires higher than expected costs to remediate. As a result, warranty expenses of $92 million, were recorded in “Cost of sales of products” in 2018. As these costs relate to a divested business, in accordance with the definition of the Company’s primary measure of segment performance, Operational EBITA (see Note 23), the costs have been excluded from this measure.

The warranty liability has been recorded based on the information currently available and is subject to change in the future.

Related party transactions

The Company conducts business with certain companies where members of the Company’s Board of Directors or Executive Committee act, or in recent years have acted, as directors or senior executives. The Company’s Board of Directors has determined that the Company’s business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company’s related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.